Employee Benefits	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Employee Benefits
13.	Employee benefits
Employee benefits include pensions, other post-retirement benefits, and post-employment benefits. The following table summarizes the expenses for the Bank’s principal plans
(1)
.

	For the three months ended
	Pension plans			Other benefit plans
($ millions)	July 31 2026	April 30 2026	July 31 2025	July 31 2026	April 30 2026	July 31 2025
Defined benefit service cost	$60	$60	$70	$4	$5	$(57	) (2)
Interest on net defined benefit (asset) liability	(6)	(6)	(2)	16	16	16
Other	3	3	3	(5)	(1)	1
Defined benefit expense	$57	$57	$71	$15	$20	$(40)
Defined contribution expense	$58	$58	$52	$–	$–	$–
Actuarial gains (losses) on employee benefit plans in other comprehensive income (3)	$372	$65	$267	$71	$(1)	$3

	For the nine months ended
	Pension plans		Other benefit plans
($ millions)	July 31 2026	July 31 2025	July 31 2026	July 31 2025
Defined benefit service cost	$180	$214	$14	$(45	) (2)
Interest on net defined benefit (asset) liability	(18)	(9)	48	46
Other	9	9	(6)	1
Defined benefit expense	$171	$214	$56	$2
Defined contribution expense	$172	$154	$–	$1
Actuarial gains (losses) on employee benefit plans in other comprehensive income (3)	$712	$294	$63	$(19)
(1)	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
(2)	Includes benefit related to certain post-retirement plan amendments.
(3)	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.